JPMORGAN TRUST I

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Bond Fund

JPMorgan Tax Free Bond Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectuses dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectuses is deleted and replaced with the following:

No sooner than three calendar days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Funds may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MUNI-811

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

(Class A, Class B, Class C and Select Class Shares)

JPMORGAN TRUST II

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

(Class A, Class B, Class C and Select Class Shares)

J.P. MORGAN MUTUAL FUND GROUP

J.P. MORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II

(Class A, Class B, Class C and Select Class Shares)

Supplement dated August 25, 2011 to the Prospectus dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

SUP-INCABCS-811

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Funds may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

(Class R2, Class R5 and Class R6 Shares)

JPMORGAN TRUST II

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

(Class R2, Class R5 and Class R6 Shares)

Supplement dated August 25, 2011 to the Prospectus dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Funds may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

SUP-INCR2R5R6-811

In addition, effective immediately, the first paragraph under “Who can buy shares?” in the “How to Do Business with the Funds” section on page 71 of the Prospectus is deleted and replaced with the following:

Class R2 Shares of a Fund may be purchased by retirement plans. Class R5 Shares of a Fund may be purchased by retirement plans, 529 college savings plans and current and future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS

JPMorgan Real Return Fund

(Institutional Class Shares)

JPMORGAN TRUST II

J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(Institutional Class Shares)

Supplement dated August 25, 2011 to the Prospectus dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than seven calendar days after the end of each month for the Funds, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Funds may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INCI-811

JPMORGAN TRUST I

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectus dated

February 28, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectuses is deleted and replaced with the following:

No sooner than three calendar days after the end of each month for the Tax Aware Real Return Fund and no sooner than 30 calendar days after the end of each month for the Tax Aware Equity Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, a Fund may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, with respect to the Tax Aware Equity Fund, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

In addition, effective immediately, the following sentence is added after of the second paragraph under “What are my exchange privileges?” section of the Class A, Class C and Select Class Shares Prospectus.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-811

JPMORGAN TRUST I

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectus dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than three calendar days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TAHI-811

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS

JPMorgan Credit Opportunities Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectuses dated

July 1, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectuses is deleted and replaced with the following:

No sooner than seven calendar days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CO-811

JPMORGAN TRUST I

J.P. MORGAN INTERNATIONAL FUNDS

JPMorgan International Currency Income Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectus dated

February 28, 2011, as supplemented June 30, 2011

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than seven calendar days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ICI-811

JPMORGAN TRUST I

J.P. MORGAN INCOME FUNDS

JPMorgan Floating Rate Income Fund

(All Share Classes)

Supplement dated August 25, 2011 to the Prospectus dated

May 27, 2011, as supplemented

Effective September 1, 2011, the information under “Portfolio Holdings Disclosure” in the “Shareholder Information” section of the Prospectus is deleted and replaced with the following:

No sooner than seven calendar days after the end of each month for the Fund, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

In addition, effective immediately, under “What are my exchange privileges?” section of the Class A, Class C and Select Class Shares prospectus, the fourth paragraph is deleted in its entirety and the following sentence is added after of the second paragraph.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-FRI-811